Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Apr. 01, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Investment (in Dollars)
Expected credit losses (in Dollars)	1,041,408	$ 634,321	$ 395,796
Accumulated depreciation (in Dollars)	108,233	97,624
Long-term investments (in Dollars)	481,938	284,998
Impairment charge recognized (in Dollars)
Impairment for operating lease right-of-use lease assets (in Dollars)
Advance from customers (in Dollars)	6,726,413	3,837,621
Costs qualified for capitalization (in Dollars)
Income tax expense outside (in Dollars)	663,238	847,448	1,098,087
Unrecognized tax benefits (in Dollars)	$ 2,587,800	1,940,649	1,066,949
Value added tax	6.00%
Total change in fair value (in Dollars)	$ 4,203,405	(6,827,034)
Description of segment information	The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO
Cash balances (in Dollars)	$ 1,172,732	8,068,560
Aggregate deposits (in Yuan Renminbi) | ¥							¥ 500,000
Foreign Tax Jurisdiction [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax expense outside (in Dollars)		$ 3,328
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax	6.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	16.00%	13.00%	10.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	22.00%	36.00%	23.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	20.00%	15.00%	16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	18.00%	14.00%	16.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.00%	12.00%	15.00%
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Investment					$ 284,998	¥ 2,000,000
Equity interest percentage					6.25%	6.25%
Wetruck Techenable Solutions PLC [Member]
Summary of Significant Accounting Policies [Line Items]
Investment				$ 201,000
Equity interest percentage				6.70%
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Total change in fair value (in Dollars)	$ 4.2	$ 6.83
Service in Advance [Member]
Summary of Significant Accounting Policies [Line Items]
Advance from customers (in Dollars)	$ 6,726,413	$ 3,837,621
Suppliers One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	19.00%	13.00%	23.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.00%	22.00%	26.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.00%	14.00%	13.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%	16.00%	21.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%		12.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		10.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)	$ 441,123	$ 5,691,192
Beijing Mofy and Xi’an Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	40.00%	40.00%